REVENUE AND ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
REVENUE AND ACCOUNTS RECEIVABLE	REVENUE AND ACCOUNTS RECEIVABLE
Patient and Resident Service Revenue
The Company’s patient and resident service revenue is derived primarily from the Company’s applicable subsidiaries providing healthcare services to their respective patients and residents. Revenue is recognized when services are provided to the patients at the amount that reflects the consideration to which the Company expects to be entitled. These amounts are due from residents, third-party payors (including health insurers and government payors), and others and includes variable consideration for retroactive revenue adjustments due to settlement of audits and other reviews by the payor. Generally, the licensed healthcare provider entity providing the applicable services bills the applicable payors monthly.
The healthcare services in skilled patient contracts include routine services in exchange for a contractual agreed-upon amount or rate. Revenue is recognized as the performance obligations are satisfied.
Performance obligations are determined based on the nature of the services provided by the applicable licensed healthcare provider entity. Revenue for performance obligations satisfied over time is recognized based on actual charges incurred in relation to total expected (or actual) charges. The Company believes that this method provides a faithful depiction of the transfer of services over the term of the performance obligation based on the inputs needed to satisfy the obligation. Generally, performance obligations satisfied over time relate to residents receiving services in the facility and, when applicable, residents receiving services in their homes (independent care or assisted living). The Company measures the performance obligation from admission into the facility, or the commencement of the service, to the point when the applicable licensed healthcare provider entity is no longer required to provide services to that resident, which is generally at the time that the resident discharges from the applicable facility or passes away.
Revenue recognized from healthcare services is adjusted for estimates of variable consideration to arrive at the transaction price. The Company determines the transaction price based on contractually agreed-upon amounts or rates, adjusted for estimates of variable consideration. Variable consideration includes estimates of implicit price concessions so that the estimated transaction price is reflective of the amount to which the Company expects to be entitled in exchange for providing the healthcare services to customers. Variable consideration is estimated using the expected value method based on the Company’s historical reimbursement experience. The amount of variable consideration constrains the transaction price, such that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period. Historically the Company has not had material differences between its estimated transaction price and actual collections from payors. If actual amounts of consideration ultimately received differ from the Company’s estimates, it adjusts these estimates, which would affect net service revenue in the period such variances become known.
Agreements with third-party payors typically provide for payments at amounts less than established charges. A summary of the payment arrangements with major third-party payors is as follows:
Medicaid: Payments for skilled nursing facility services rendered to Medicaid (including Medi-Cal, which is the name of the state Medicaid program in California) program beneficiaries are based on an annually established daily reimbursement rate for eligible stays. The rate is adjusted annually. The final settlement is determined after submission of an annual cost report and audits thereof by Medicaid. Revenue from the Medicaid program amounted to 38%, 30%, and 35% of the Company’s combined/consolidated net patient and resident revenue for the years ended December 31, 2023, 2022, and 2021, respectively.
Medicare: Payments for skilled nursing facility services rendered to Medicare program beneficiaries are based on prospectively determined daily rates which vary according to a patient diagnostic classification system. The applicable licensed healthcare provider entity is paid for certain reimbursable services at the approved rate with final settlement determined after submission of the annual cost report and audit thereof by the designated Medicare fiscal intermediary. Revenue from the Medicare program amounted to 39%, 48%, and 44% of the Company’s combined/consolidated net patient and resident revenue for the years ended December 31, 2023, 2022, and 2021, respectively.
Managed Care, Private and Other: Payments for services rendered to private payors and other primary payors included in the table below are based on established rates or on agreements with certain commercial insurance companies, health maintenance organizations, and preferred provider organizations, which provide for various discounts from the established rates. Revenue from these sources collectively amounted to 24%, 22%, and 21% of the Company’s combined/consolidated net patient and resident revenue for the years ended December 31, 2023, 2022, and 2021, respectively.
The Company’s contracts are short term in nature with a duration of one year or less. The Company has minimal unsatisfied performance obligations at the end of the reporting period as patients are typically under no obligation to remain admitted in the Company’s facilities or under the Company’s care. As the period between the time of service and time of payment is typically one year or less, the Company does not adjust for the effects of a significant financing component.
Included in the Company’s combined/consolidated balance sheets are contract balances, comprising of billed accounts receivable and unbilled receivables, which are the result of the timing of revenue recognition, billings and cash collections, as well as contract liabilities, which primarily represent payments the Company receives in advance of services provided. The Company has no material contract liabilities and contract assets as of December 31, 2023 and 2022.
Laws and regulations concerning government programs, including Medicare and Medicaid, are complex and subject to varying interpretation. As a result of audits and other reviews by governmental agencies or payor sources, health care providers from time to time receive requests for information and notices regarding billing audits and potential noncompliance with applicable laws and regulations, which, in some instances, can ultimately result in substantial monetary recoupments or other remedies being imposed on the healthcare provider. Compliance with such laws and regulations may also be subject to future government review and interpretation, as well as significant regulatory action, including fines, penalties, and potential exclusion from the related programs. The Company believes that it is in compliance with all applicable laws and regulations.
The contracts the Company has with commercial payors also provide for retrospective audit and review of claims.
Settlements with third-party payors for retroactive adjustments due to audits or other reviews are considered variable consideration and are included in the determination of the estimated transaction price for providing resident services. These settlements are estimated based on the terms of the payment agreement with the payor, correspondence from the payor, and the Company’s historical settlement activity, including an assessment to ensure that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the retroactive adjustment is subsequently resolved. Estimated settlements are adjusted in future periods as adjustments become known (that is, new information becomes available), or as years are settled or are no longer subject to such audits or other reviews. These amounts are immaterial.
The Company disaggregates revenue from contracts with its patients by payors. The Company determines that disaggregating revenue into these categories achieves the disclosure objectives to depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. The composition of patient and resident service revenue by primary payors for the years ended December 31, 2023, 2022, and 2021 are as follows:

	2023	% of Revenue	2022	% of Revenue	2021	% of Revenue
Medicare	$1,200,801	38.6%	$1,142,863	47.6%	$496,311	43.7%
Medicaid	1,168,455	37.6%	723,896	30.2%	399,141	35.1%
Managed care	586,850	18.9%	416,089	17.3%	159,541	14.0%
Private and other	154,008	4.9%	116,307	4.9%	80,916	7.2%
Total patient and resident service revenue	$3,110,114	100.0%	$2,399,155	100.0%	$1,135,909	100.0%
Additional Funding and CARES Act
Through the CARES Act, the Company received $14,962 and $5,654 in funding from the U.S. Department of Health and Human Services (HHS) through the Provider Relief Fund (PRF) during the years ended December 31, 2022 and 2021, respectively. These funds were provided to healthcare providers who diagnose, test, or care for individuals with cases of COVID-19 and have health care related expenses and lost revenues attributable to
COVID-19. The Company recorded these funds as deferred revenue upon receipt and revenue is recognized only to the extent that health-care related expenses or lost revenues have been incurred and are not reimbursed from other funding sources. The company did not receive any funds related to this program during 2023.
The CARES Act also provided for refundable payroll tax credits known as the Employee Retention Tax Credit (ERTC), which allowed qualified employers to receive a credit of 70% of the employee qualified wages and related payroll costs paid after December 31, 2020 through September 30, 2021, up to a maximum credit of $7 per employee, per quarter, for a maximum of $21 per employee in 2021. The Company treated these credits under the accrual basis of accounting in conformity with U.S. GAAP. The Company interpreted the condition of partial suspension through governmental orders during all quarters of 2020 and the first three quarters of 2021, as defined by the CARES Act and to incur qualified payroll and related costs during the applicable quarters. The Company claimed a total of $32,428 under the ERTC, $18,656 related to 2021 qualified wages and $13,772 related to 2020 qualified wages. The Company utilized outside consultants to calculate the qualified wages and the ERTC amounts, and to prepare and submit the applications. Subsequently, due to uncertainty related to meeting the necessary qualifications, the Company recorded a reserve against the entire amount claimed. As of December 31, 2023 and 2022, the Company has recorded $36,477 and $17,119, respectively, in other liabilities to reflect the cash already received related to these credits which may need to be returned and potential penalties.
Additionally, under the CARES Act, employers could elect to defer the deposit and payment of the employers share of Social Security taxes through the end of 2020. One half of the deferral was required to be repaid on or before December 31, 2021 with the remaining half due on or before December 31, 2022. The deferral of social security tax payments in the amount of $7,793 was recorded as a liability at December 31, 2021. The Company paid $7,793 during the year ended December 31, 2022 and there are no remaining short-term or long-term balances as of December 31, 2022 and 2023.
REVENUE AND ACCOUNTS RECEIVABLE
Patient and Resident Service Revenue
The Company’s patient and resident service revenue is derived primarily from the Company’s applicable subsidiaries providing healthcare services to their respective patients and residents. Revenue is recognized when services are provided to the patients at the amount that reflects the consideration to which the Company expects to be entitled. These amounts are due from residents, third-party payors (including health insurers and government payors), and others and includes variable consideration for retroactive revenue adjustments due to settlement of audits and other reviews by the payor. Generally, the licensed healthcare provider entity providing the applicable services bills the applicable payors monthly.
The healthcare services in skilled patient contracts include routine services in exchange for a contractual agreed-upon amount or rate. Revenue is recognized as the performance obligations are satisfied.
Performance obligations are determined based on the nature of the services provided by the applicable licensed healthcare provider entity. Revenue for performance obligations satisfied over time is recognized based on actual charges incurred in relation to total expected (or actual) charges. The Company believes that this method provides a faithful depiction of the transfer of services over the term of the performance obligation based on the inputs needed to satisfy the obligation. Generally, performance obligations satisfied over time relate to residents receiving services in the facility and, when applicable, residents receiving services in their homes (independent care or assisted living). The Company measures the performance obligation from admission into the facility, or the commencement of the service, to the point when the applicable licensed healthcare provider entity is no longer required to provide services to that resident, which is generally at the time that the resident discharges from the applicable facility or passes away.
Revenue recognized from healthcare services is adjusted for estimates of variable consideration to arrive at the transaction price. The Company determines the transaction price based on contractually agreed-upon amounts or rates, adjusted for estimates of variable consideration. Variable consideration includes estimates of implicit price concessions so that the estimated transaction price is reflective of the amount to which the Company expects to be entitled in exchange for providing the healthcare services to customers. Variable consideration is estimated using the expected value method based on the Company’s historical reimbursement experience. The amount of variable consideration constrains the transaction price, such that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period. Historically the Company has not had material differences between its estimated transaction price and actual collections from payors. If actual amounts of consideration ultimately received differ from the Company’s estimates, it adjusts these estimates, which would affect net service revenue in the period such variances become known.
Agreements with third-party payors typically provide for payments at amounts less than established charges. A summary of the payment arrangements with major third-party payors is as follows:
Medicaid: Payments for skilled nursing facility services rendered to Medicaid (including Medi-Cal, which is the name of the state Medicaid program in California) program beneficiaries are based on an annually established daily reimbursement rate for eligible stays. The rate is adjusted annually. The final settlement is determined after submission of an annual cost report and audits thereof by Medicaid. Revenue from the Medicaid program amounted to 38.1% and 35.4% of the Company’s condensed combined/consolidated net patient and resident revenue for the three months ended June 30, 2024 and 2023, respectively, and 38.4% and 32.9% of the Company’s condensed combined/consolidated net patient and resident revenue for the six months ended June 30, 2024 and 2023, respectively.
Medicare: Payments for skilled nursing facility services rendered to Medicare program beneficiaries are based on prospectively determined daily rates which vary according to a patient diagnostic classification system. The applicable licensed healthcare provider entity is paid for certain reimbursable services at the approved rate with final settlement determined after submission of the annual cost report and audit thereof by the designated Medicare fiscal intermediary. Revenue from the Medicare program amounted to 37.5% and 41.7% of the Company’s condensed combined/consolidated net patient and resident revenue for the three months ended June 30, 2024 and 2023, respectively, and 36.6% and 44.8% of the Company’s condensed combined/consolidated net patient and resident revenue for the six months ended June 30, 2024 and 2023, respectively.
Managed Care, Private and Other: Payments for services rendered to private payors and other primary payors included in the table below are based on established rates or on agreements with certain commercial insurance companies, health maintenance organizations, and preferred provider organizations, which provide for various discounts from the established rates. Revenue from these sources collectively amounted to 24.4% and 22.9% of the Company’s condensed combined/consolidated net patient and resident revenue for the three months ended June 30, 2024 and 2023, respectively, and 25.0% and 22.3% of the Company’s condensed combined/consolidated net patient and resident revenue for the six months ended June 30, 2024 and 2023, respectively.
The Company’s contracts are short term in nature with a duration of one year or less. The Company has minimal unsatisfied performance obligations at the end of the reporting period as patients are typically under no obligation to remain admitted in the Company’s facilities or under the Company’s care. As the period between the time of service and time of payment is typically one year or less, the Company does not adjust for the effects of a significant financing component.
Included in the Company’s condensed combined/consolidated balance sheets are contract balances, comprising of billed accounts receivable and unbilled receivables, which are the result of the timing of revenue recognition, billings and cash collections, as well as contract liabilities, which primarily represent payments the Company receives in advance of services provided. The Company has no material contract liabilities or contract assets as of June 30, 2024 and December 31, 2023.
Laws and regulations concerning government programs, including Medicare and Medicaid, are complex and subject to varying interpretation. As a result of audits and other reviews by governmental agencies or payor sources, health care providers from time to time receive requests for information and notices regarding billing audits and potential noncompliance with applicable laws and regulations, which, in some instances, can ultimately result in substantial monetary recoupments or other remedies being imposed on the healthcare provider. Compliance with such laws and regulations may also be subject to future government review and interpretation, as well as significant regulatory action, including fines, penalties, and potential exclusion from the related programs. The Company believes that it is in compliance with all applicable laws and regulations.
The contracts the Company has with commercial payors also provide for retrospective audits and review of claims.
Settlements with third-party payors for retroactive adjustments due to audits or other reviews are considered variable consideration and are included in the determination of the estimated transaction price for providing resident services. These settlements are estimated based on the terms of the payment agreement with the payor, correspondence from the payor, and the Company’s historical settlement activity, including an assessment to ensure that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the retroactive adjustment is subsequently resolved. Estimated settlements are adjusted in future periods as adjustments become known (that is, new information becomes available), or as years are settled or are no longer subject to such audits or other reviews. These amounts are immaterial.
The Company disaggregates revenue from contracts with its patients by payors. The Company determined that disaggregating revenue into these categories achieves the disclosure objectives to depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. The composition of patient and resident service revenue by primary payors for the three and six months ended June 30, 2024 and 2023 are as follows:

	Three Months Ended June 30,
	2024	% of Revenue	2023	% of Revenue
Medicare	$368,044	37.5%	$316,877	41.7%
Medicaid	373,818	38.1%	268,867	35.4%
Managed care	191,273	19.5%	138,440	18.2%
Private and other	48,263	4.9%	36,240	4.7%
Total patient and resident service revenue	$981,398	100.0%	$760,424	100.0%

	Six Months Ended June 30,
	2024	% of Revenue	2023	% of Revenue
Medicare	$701,387	36.6%	$657,287	44.8%
Medicaid	736,170	38.4%	483,026	32.9%
Managed care	375,553	19.6%	261,877	17.8%
Private and other	102,586	5.4%	66,060	4.5%
Total patient and resident service revenue	$1,915,696	100.0%	$1,468,250	100.0%
Additional Funding and CARES Act
Through the CARES Act, the Company received funding from the U.S. Department of Health and Human Services (HHS) through the Provider Relief Fund (PRF) during the years ended December 31, 2022 and 2021. These funds were provided to healthcare providers who diagnose, test, or care for individuals with cases of COVID-19 and have health care related expenses and lost revenues attributable to COVID-19. The Company recorded these funds as deferred revenue upon receipt and revenue was recognized only to the extent that health-care related expenses or lost revenues had been incurred and were not reimbursed from other funding sources. The Company recognized an immaterial amount of additional funding in the six months ended June 30, 2023 for funds received prior to 2023. The Company did not receive any additional funds related to this program during 2023 or 2024.
The CARES Act also provided for refundable payroll tax credits known as the Employee Retention Tax Credit, which allowed qualified employers to receive a credit of 70% of the employee qualified wages and related payroll costs paid after December 31, 2020 through September 30, 2021, up to a maximum credit of $7 per employee, per quarter, for a maximum of $21 per employee in 2021. Due to uncertainty related to meeting the necessary qualifications, the Company recorded a reserve against the entire amount claimed. As of June 30, 2024 and December 31, 2023, the Company has recorded $36,508 and $36,477, respectively, in other liabilities to reflect the cash already received related to these credits which may need to be returned and potential penalties.